Credit Facilities, Long-Term Debt and Lease Liabilities - Principal Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,267	$ 3,361
2022
Disclosure of detailed information about borrowings [line items]
Lease commitments for short-term leases for which recognition exemption has been used	13
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	3,198
Lease liabilities	100
Gross carrying amount | 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	836
Lease liabilities	(6)
Gross carrying amount | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	155
Lease liabilities	4
Gross carrying amount | 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	113
Lease liabilities	3
Gross carrying amount | 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	127
Lease liabilities	3
Gross carrying amount | 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	127
Lease liabilities	3
Gross carrying amount | 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	1,840
Lease liabilities	$ 93